SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12.       SUBSEQUENT EVENTS

The General Partner has evaluated the impact of all subsequent events of the Partnership through the date these consolidated financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

The General Partner terminated the advisory agreement with the Trading Advisor for Cambridge Global Horizons, LLC on January 30, 2014 and expects to pay all proceeds to its members before the end of the first quarter of 2014.  The General Partner entered into an advisory agreement with the Trading Advisor Canberra Global Horizons, LLC on December 30, 2013; trading commenced February 18, 2014, at which time another fund managed by the General Partner will also invest in the LLC.  The General Partner entered into an advisory agreement with the Trading Advisor Euphrates Global Horizons, LLC on February 07, 2014; trading commenced March 10, 2014.  On February 28, 2014, the other funds managed by the General Partner redeemed from Alamo Global Horizons, LLC and Breakout Global Horizons, LLC.  As a result effective March 1, 2014, Alamo Global Horizons, LLC and Breakout Global Horizons, LLC will be wholly owned subsidiaries of the Partnership.